Income Taxes - Summary of Reconciliation of Income Taxes Expenses (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Profit before income tax	¥ 1,220,798,253	$ 187,095,518	¥ 3,890,521,771	¥ 2,649,046,731
PRC statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Income tax at statutory tax rate	¥ 305,199,563	$ 46,773,879	¥ 972,630,443	¥ 662,261,683
Effect of different tax rates	(272,361,568)	(41,741,236)	(552,951,519)	(574,131,524)
Exempt income	(350,121)	(53,658)	(1,625,772)	(2,720,020)
Expenses not deductible for tax purposes	73,694,299	11,294,145	4,446,637	27,662,307
Adjustment on current income tax of the previous periods	24,502,181	3,755,124	2,453,713	(16,309,757)
Financial subsidy				(31,810,061)
Deferred only adjustment	0	0	72,206,605
Research and development super-deduction	(20,606,639)	(3,158,106)	(14,587,649)
Tax rate change	(157,679,128)	(24,165,384)	(11,870,214)	5,200,618
Changes in valuation allowance	309,581,005	47,445,365	155,531,602	87,577,272
Income tax expenses	¥ 261,979,592	$ 40,150,129	¥ 626,233,846	¥ 157,730,518